Acquisition (Tables)	3 Months Ended
Mar. 31, 2021
Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table sets forth the preliminary allocation of the purchase price for TLA to the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from TLA (in thousands):

Tangible net assets and liabilities:
Cash	$1,823
Accounts receivable	159
Inventory	5,364
Prepaid expenses and other current assets	330
Property and equipment	2,214
Other noncurrent assets	245
Accounts payable	(1,590)
Accrued salaries, wages, and employee benefits	(517)
Other current liabilities	(3,960)
Deferred revenue	(1,276)
Deferred tax liability	(108)
Unfavorable leasehold interest	(770)
Total net assets	1,914
Intangible assets:
Trade name	4,100
Total intangible assets	4,100
Net assets acquired	6,014
Purchase consideration	24,745
Goodwill	$18,731

Business Acquisition, Pro Forma Information

The following table summarizes certain of our supplemental pro forma financial information for the three months ended March 31, 2021 and 2020, as if the acquisition of TLA had occurred as of January 1, 2020. The unaudited pro forma financial information for the three months ended March 31, 2021 and 2020 reflects (i) the reduction in amortization expense based on fair value adjustments to the intangible assets acquired from TLA; (ii) the reduction in rent expense due to the amortization of unfavorable leasehold interest acquired from TLA; and (iii) the reversal of interest expense on TLA’s debt that was settled on the acquisition date. Transaction costs incurred by us and TLA were $0.9 million and $0.7 million, respectively, for the three months ended March 31, 2021.The unaudited pro forma financial information is for comparative purposes only and is not necessarily indicative of what would have occurred had the acquisition been made at that date or of results which may occur in the future (in thousands).

	Three Months Ended March 31, 2021		Three Months Ended March 31, 2020
	As Reported	Pro Forma	As Reported	Pro Forma
Net revenues	$42,680	$51,529	$31,774	$41,641
Net loss	$(4,997)	$(3,660)	$(2,409)	$(1,638)